ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	ADVERTISING & MARKETING - 0.3%
1,360	Omnicom Group, Inc.	$ 115,994

	AEROSPACE & DEFENSE - 2.4%
551	General Dynamics Corporation	196,735
848	Howmet Aerospace, Inc.	222,625
2,020	RTX Corporation	409,292
		828,652
	APPAREL & TEXTILE PRODUCTS - 0.2%
11,317	Under Armour, Inc., Class A(a)	83,972

	ASSET MANAGEMENT - 0.9%
151	Blackrock, Inc.	160,548
1,965	Robinhood Markets, Inc., Class A(a)	149,045
		309,593
	AUTOMOTIVE - 0.9%
763	Tesla, Inc.(a)	307,115

	BANKING - 4.8%
5,852	Bank of America Corporation	291,605
1,578	Citizens Financial Group, Inc.	94,980
2,160	JPMorgan Chase & Company	648,647
1,038	PNC Financial Services Group, Inc. (The)	220,419
5,741	Truist Financial Corporation	283,089
1,017	Wintrust Financial Corporation	146,509
		1,685,249
	BEVERAGES - 0.7%
1,506	PepsiCo, Inc.	255,628

	BIOTECH & PHARMA - 7.7%
1,573	AbbVie, Inc.	365,062
823	Amgen, Inc.	319,456
2,990	Bristol-Myers Squibb Company	186,486
483	Eli Lilly & Company	508,111
2,136	Gilead Sciences, Inc.	318,157

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	BIOTECH & PHARMA - 7.7% (Continued)
1,355	Johnson & Johnson	$ 336,623
2,215	Merck & Company, Inc.	274,261
4,839	Pfizer, Inc.	133,798
543	Vertex Pharmaceuticals, Inc.(a)	269,779
		2,711,733
	COMMERCIAL SUPPORT SERVICES - 1.9%
1,873	Cintas Corporation	376,716
1,238	Republic Services, Inc.	283,502
		660,218
	DIVERSIFIED INDUSTRIALS - 0.6%
1,482	Emerson Electric Company	223,412

	E-COMMERCE DISCRETIONARY - 3.1%
5,061	Amazon.com, Inc.(a)	1,062,811

	ELECTRIC UTILITIES - 1.7%
2,771	American Electric Power Company, Inc.	370,816
2,161	Southern Company (The)	210,438
		581,254
	ELECTRICAL EQUIPMENT - 1.3%
950	Amphenol Corporation, Class A	138,757
3,964	Mirion Technologies, Inc.(a)	85,662
960	Vertiv Holdings Company, Class A	244,694
		469,113
	ENGINEERING & CONSTRUCTION - 1.6%
755	EMCOR Group, Inc.	547,088

	FOOD - 0.9%
1,350	Hershey Company (The)	318,978

	GAS & WATER UTILITIES - 0.8%
1,239	American Water Works Company, Inc.	168,541
2,361	NiSource, Inc.	111,675
		280,216

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.4%
1,793	Cardinal Health, Inc.	$ 411,010
695	Labcorp Holdings, Inc.	200,938
803	UnitedHealth Group, Inc.	235,496
		847,444
	HEALTH CARE REIT - 0.3%
1,890	Omega Healthcare Investors, Inc.	91,230

	HOME CONSTRUCTION - 0.7%
1,801	PulteGroup, Inc.	247,097

	HOUSEHOLD PRODUCTS - 1.7%
999	Estee Lauder Companies, Inc. (The), Class A	109,361
2,880	Procter & Gamble Company (The)	481,536
		590,897
	INDUSTRIAL REIT - 0.3%
1,006	Prologis, Inc.	143,426

	INDUSTRIAL SUPPORT SERVICES - 0.3%
2,065	Fastenal Company	95,073

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
1,853	Nasdaq, Inc.	162,286

	INSURANCE - 3.7%
512	Assurant, Inc.	117,550
3,022	Hartford Insurance Group, Inc. (The)	425,589
1,780	Marsh & McLennan Companies, Inc.	332,397
3,218	MetLife, Inc.	231,921
2,829	W R Berkley Corporation	202,839
		1,310,296
	INTERNET MEDIA & SERVICES - 10.9%
4,850	Alphabet, Inc., Class A	1,512,036
1,244	Alphabet, Inc., Class C	387,419
1,737	Meta Platforms, Inc., Class A	1,125,889

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INTERNET MEDIA & SERVICES - 10.9% (Continued)
3,194	Netflix, Inc.(a)	$ 307,391
643	Spotify Technology S.A.(a)	331,106
2,076	Uber Technologies, Inc.(a)	156,572
		3,820,413
	LEISURE FACILITIES & SERVICES - 2.1%
900	Marriott International Inc, Class A	307,557
613	McDonald's Corporation	209,070
741	Royal Caribbean Cruises Ltd.	230,421
		747,048
	MACHINERY - 2.9%
1,257	Caterpillar, Inc.	933,738
3,737	Mueller Water Products, Inc., Class A	111,848
		1,045,586
	MEDICAL EQUIPMENT & DEVICES - 1.6%
2,140	Boston Scientific Corporation(a)	164,459
530	Stryker Corporation	205,354
373	Thermo Fisher Scientific, Inc.	194,374
		564,187
	METALS & MINING - 0.4%
2,453	Alcoa Corporation	152,282

	OIL & GAS PRODUCERS - 3.3%
2,550	Chevron Corporation	476,237
2,786	ConocoPhillips	316,100
2,311	Exxon Mobil Corporation	352,428
		1,144,765
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
5,220	Halliburton Company	187,920

	RESIDENTIAL REIT - 0.4%
943	Mid-America Apartment Communities, Inc.	126,230

	RETAIL - CONSUMER STAPLES - 2.3%
1,070	BJ's Wholesale Club Holdings, Inc.(a)	105,705

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RETAIL - CONSUMER STAPLES - 2.3% (Continued)
5,511	Walmart, Inc.	$ 705,133
		810,838
	RETAIL - DISCRETIONARY - 2.1%
1,026	Home Depot, Inc. (The)	390,618
2,216	TJX Companies, Inc. (The)	358,239
		748,857
	SEMICONDUCTORS - 12.1%
1,782	Advanced Micro Devices, Inc.(a)	356,774
911	Analog Devices, Inc.	324,125
1,014	Applied Materials, Inc.	377,512
1,725	Broadcom, Inc.	551,224
4,345	Intel Corporation(a)	198,175
1,162	Lam Research Corporation	271,780
12,375	NVIDIA Corporation	2,192,726
		4,272,316
	SOFTWARE - 7.2%
865	Cadence Design Systems, Inc.(a)	260,711
3,386	Microsoft Corporation	1,329,817
848	Okta, Inc.(a)	61,480
752	Oracle Corporation	109,341
859	Palantir Technologies, Inc., Class A(a)	117,846
1,099	Palo Alto Networks, Inc.(a)	163,663
740	Salesforce, Inc.	144,145
1,058	ServiceNow, Inc.(a)	114,275
993	Twilio, Inc., Class A(a)	120,113
1,271	Zoom Video Communications, Inc.(a)	93,978
		2,515,369
	SPECIALTY FINANCE - 2.0%
1,664	American Express Company	514,010
878	Capital One Financial Corporation	171,772
		685,782
	TECHNOLOGY HARDWARE - 7.6%
5,577	Apple, Inc.	1,473,332
998	Arista Networks, Inc.(a)	133,233

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY HARDWARE - 7.6% (Continued)
3,887	Cisco Systems, Inc.	$ 308,861
2,500	Corning, Inc.	375,950
539	Fabrinet(a)	294,095
1,323	Pure Storage, Inc., CLASS A(a)	84,963
		2,670,434
	TECHNOLOGY SERVICES - 1.9%
713	International Business Machines Corporation	171,270
857	Leidos Holdings, Inc.	150,061
549	Moody's Corporation	262,196
2,987	Toast, Inc., Class A(a)	81,575
		665,102
	TELECOMMUNICATIONS - 1.3%
4,980	AT&T, Inc.	139,490
1,414	T-Mobile US, Inc.	306,965
		446,455

	TOTAL COMMON STOCKS (Cost $18,153,025)	34,532,359

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
580,005	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.55% (Cost $580,005)(b)	580,005

	TOTAL INVESTMENTS - 100.0% (Cost $18,733,030)	$ 35,112,364
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	6,164
	NET ASSETS - 100.0%	$ 35,118,528

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 2.0%
1,863	Moog, Inc., Class A	$ 628,632

	APPAREL & TEXTILE PRODUCTS - 0.5%
5,653	Movado Group, Inc.	141,042

	BANKING - 18.9%
2,684	Bank of NT Butterfield & Son Ltd. (The)	136,213
4,928	Bank7 Corporation	200,471
1,536	Bar Harbor Bankshares	49,551
2,312	Byline Bancorp, Inc.	72,134
9,943	Capital City Bank Group, Inc.	426,008
25,300	Community West Bancshares	587,719
4,323	FB Financial Corporation	236,425
3,223	Five Star Bancorp	125,471
22,009	HBT Financial, Inc.	593,363
7,139	HomeTrust Bancshares, Inc.	300,837
6,923	Mercantile Bank Corporation	357,642
36,681	Ponce Financial Group, Inc.(a)	596,067
25,613	Shore Bancshares, Inc.	475,890
3,510	Sierra Bancorp	126,290
14,995	SmartFinancial, Inc.	587,954
14,019	South Plains Financial, Inc.	574,218
6,020	Southern Missouri Bancorp, Inc.	372,698
762	Third Coast Bancshares, Inc.(a)	30,183
		5,849,134
	BIOTECH & PHARMA - 3.3%
293	Bright Minds Biosciences, Inc.(a)	24,559
6,785	Indivior Pharmaceuticals, Inc.(a)	222,006
10,985	Phibro Animal Health Corporation, Class A	599,671
6,181	Rapport Therapeutics, Inc.(a)	179,434
		1,025,670
	CABLE & SATELLITE - 1.7%
67,262	Liberty Latin America Ltd., Class A(a)	527,335

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	CHEMICALS - 3.6%
2,826	Balchem Corporation	$ 512,721
6,716	Intrepid Potash, Inc.(a)	248,291
2,244	Materion Corporation	365,907
		1,126,919
	COMMERCIAL SUPPORT SERVICES - 3.9%
918	CRA International, Inc.	158,502
3,435	Huron Consulting Group, Inc.(a)	485,709
38,165	Quad/Graphics, Inc.	263,720
4,220	V2X, Inc.(a)	294,345
		1,202,276
	CONSUMER SERVICES - 0.6%
4,940	Coursera, Inc.(a)	31,665
5,058	Laureate Education, Inc.(a)	163,576
		195,241
	ELECTRICAL EQUIPMENT - 7.2%
9,654	Allient, Inc.	635,620
1,936	ESCO Technologies, Inc.	536,833
330	Kimball Electronics, Inc.(a)	8,247
7,005	nLight, Inc.(a)	393,611
2,743	SPX Technologies, Inc.(a)	622,496
		2,196,807
	ENGINEERING & CONSTRUCTION - 3.7%
448	Comfort Systems USA, Inc.	640,358
7,330	Frontdoor, Inc.(a)	502,618
		1,142,976
	FOOD - 0.2%
701	John B Sanfilippo & Son, Inc.	57,910

	HEALTH CARE FACILITIES & SERVICES - 3.3%
11,348	Guardian Pharmacy Services, Inc.(a)	380,271
35,907	Innovage Holding Corporation(a)	321,727
45,289	LifeStance Health Group, Inc.(a)	327,892
		1,029,890

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	HOME CONSTRUCTION - 0.9%
9,679	Forestar Group, Inc.(a)	$ 277,981

	HOUSEHOLD PRODUCTS - 0.4%
3,655	Central Garden & Pet Company, Class A(a)	126,244

	INDUSTRIAL INTERMEDIATE PROD - 3.1%
4,207	AZZ, Inc.	572,068
6,400	Proto Labs, Inc.(a)	397,312
		969,380
	INDUSTRIAL SUPPORT SERVICES - 1.7%
17,862	Newpark Resources, Inc.(a)	257,749
7,075	Resideo Technologies, Inc.(a)	273,802
		531,551
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
3,500	Marex Group plc	152,110
1,854	StoneX Group, Inc.(a)	236,385
		388,495
	INSURANCE - 2.5%
10,590	American Coastal Insurance Corporation	120,620
180	Palomar Holdings, Inc.(a)	22,268
15,518	United Fire Group, Inc.	603,030
836	Universal Insurance Holdings, Inc.	29,402
		775,320
	INTERNET MEDIA & SERVICES - 0.7%
14,278	EverQuote, Inc.(a)	225,592

	LEISURE FACILITIES & SERVICES - 2.9%
21,500	Accel Entertainment, Inc.(a)	244,240
83,736	Global Business Travel Group I(a)	458,036
15,600	Super Group SGHC Ltd.	166,920
		869,196
	MACHINERY - 5.1%
4,706	Federal Signal Corporation	547,919
2,956	Gorman-Rupp Company (The)	189,864

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	MACHINERY - 5.1% (Continued)
3,923	Graham Corporation(a)	$ 318,626
1,471	Watts Water Technologies, Inc., Class A	483,577
		1,539,986
	MEDICAL EQUIPMENT & DEVICES - 1.9%
5,927	Pulse Biosciences, Inc.(a)	111,013
7,482	SI-BONE, Inc.(a)	116,121
27,701	Varex Imaging Corporation(a)	364,822
		591,956
	METALS & MINING - 1.9%
22,969	Hecla Mining Company	572,158

	MULTI ASSET CLASS REIT - 1.5%
19,958	One Liberty Properties, Inc.	468,813

	OIL & GAS SERVICES & EQUIPMENT - 1.3%
30,260	Oil States International, Inc.(a)	396,103

	REAL ESTATE SERVICES - 1.5%
31,394	Newmark Group, Inc., Class A	455,841

	RENEWABLE ENERGY - 0.4%
684	EnerSys	113,647

	RETAIL - DISCRETIONARY - 1.5%
35,270	Envela Corporation(a)	474,734

	SEMICONDUCTORS - 3.5%
4,293	FormFactor, Inc.(a)	424,492
5,645	Kulicke & Soffa Industries, Inc.	393,569
673	SiTime Corporation(a)	267,773
		1,085,834
	SOFTWARE - 3.6%
5,730	Adeia, Inc.	118,554
11,700	Appian Corporation, Class A(a)	312,039

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	SOFTWARE - 3.6% (Continued)
19,900	Backblaze, Inc., Class A(a)	$ 74,824
37,570	EverCommerce, Inc.(a)	431,303
8,027	Intapp, Inc.(a)	180,046
		1,116,766
	SPECIALTY FINANCE - 4.0%
3,293	Atlanticus Holdings Corporation(a)	172,257
1,700	LendingTree, Inc.(a)	63,529
2,562	Nelnet, Inc., Class A	331,677
38,585	OppFi, Inc.	354,209
24,725	Paysign, Inc.(a)	87,774
13,637	PRA Group, Inc.(a)	214,783
		1,224,229
	STEEL - 3.6%
1,611	Carpenter Technology Corporation	641,290
5,876	Northwest Pipe Company(a)	455,978
		1,097,268
	TECHNOLOGY HARDWARE - 4.0%
4,468	Credo Technology Group Holding Ltd.(a)	501,622
7,078	Sight Sciences, Inc.(a)	36,522
6,059	TTM Technologies, Inc.(a)	631,591
252	Vicor Corporation(a)	50,753
		1,220,488
	TECHNOLOGY SERVICES - 1.1%
3,620	LiveRamp Holdings, Inc.(a)	98,355
2,408	MAXIMUS, Inc.	182,069
16,685	Telos Corporation(a)	67,074
		347,498
	TELECOMMUNICATIONS - 0.2%
4,360	Spok Holdings, Inc.	52,930

	TRANSPORTATION & LOGISTICS - 0.3%
10,121	Pangaea Logistics Solutions Ltd.	94,631

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.3%
5,880	Mission Produce, Inc.(a)	$ 83,437

	TOTAL COMMON STOCKS (Cost $24,432,607)	30,223,910

	TOTAL INVESTMENTS - 98.1% (Cost $24,432,607)	$ 30,223,910
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	575,859
	NET ASSETS - 100.0%	$ 30,799,769

(a)	Non-income producing security.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 3.5%
5,123	General Dynamics Corporation	$ 1,829,167
3,870	L3Harris Technologies, Inc.	1,410,770
2,457	Lockheed Martin Corporation, Class B	1,616,903
		4,856,840
	ASSET MANAGEMENT - 2.2%
2,822	Blackrock, Inc.	3,000,435

	BANKING - 11.3%
33,629	Bank of America Corporation	1,675,733
12,112	Citigroup, Inc.	1,334,621
13,823	Citizens Financial Group, Inc.	832,006
39,074	Fifth Third Bancorp	1,932,991
14,730	JPMorgan Chase & Company	4,423,419
6,498	PNC Financial Services Group, Inc. (The)	1,379,850
33,154	US Bancorp	1,812,198
24,575	Wells Fargo & Company	2,001,634
		15,392,452
	BEVERAGES - 2.6%
25,954	Coca-Cola Company (The)	2,116,808
8,819	PepsiCo, Inc.	1,496,937
		3,613,745
	BIOTECH & PHARMA - 8.4%
11,940	AbbVie, Inc.	2,771,035
7,600	Gilead Sciences, Inc.	1,132,020
14,953	Johnson & Johnson	3,714,774
19,452	Merck & Company, Inc.	2,408,547
51,899	Pfizer, Inc.	1,435,007
		11,461,383
	CABLE & SATELLITE - 0.7%
30,279	Comcast Corporation, Class A	937,438

	DIVERSIFIED INDUSTRIALS - 3.4%
4,609	Parker-Hannifin Corporation	4,651,311

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRIC UTILITIES - 3.2%
9,729	American Electric Power Company, Inc.	$ 1,301,935
16,028	Public Service Enterprise Group, Inc.	1,379,530
18,067	Southern Company (The)	1,759,364
		4,440,829
	GAMING REITS - 0.4%
12,029	Gaming and Leisure Properties, Inc.	588,338

	HEALTH CARE FACILITIES & SERVICES - 1.3%
3,663	Cigna Group (The)	1,061,611
2,671	UnitedHealth Group, Inc.	783,324
		1,844,935
	HEALTH CARE REIT - 0.4%
30,407	Healthpeak Properties, Inc.	537,596

	HOUSEHOLD PRODUCTS - 2.4%
19,836	Procter & Gamble Company (The)	3,316,579

	INDUSTRIAL REIT - 1.7%
15,785	Prologis, Inc.	2,250,468

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
20,157	Bank of New York Mellon Corporation (The)	2,400,699
5,788	Morgan Stanley	963,760
		3,364,459
	INSURANCE - 4.2%
7,082	Arthur J. Gallagher & Company	1,616,112
30,162	MetLife, Inc.	2,173,775
20,128	Prudential Financial, Inc.	1,980,193
		5,770,080
	INTERNET MEDIA & SERVICES - 3.3%
8,376	Alphabet, Inc., Class A	2,611,302
2,838	Meta Platforms, Inc., Class A	1,839,535
		4,450,837

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	LEISURE FACILITIES & SERVICES - 1.5%
6,089	McDonald's Corporation	$ 2,076,714

	MACHINERY - 5.5%
5,833	Caterpillar, Inc.	4,332,927
2,947	Deere & Company	1,855,755
12,691	Pentair PLC	1,258,820
		7,447,502
	MEDICAL EQUIPMENT & DEVICES - 3.1%
8,191	Abbott Laboratories	953,023
6,356	Becton Dickinson and Company	1,121,707
3,703	Danaher Corporation	780,000
13,829	Medtronic PLC	1,350,540
		4,205,270
	MULTI ASSET CLASS REIT - 0.7%
13,039	WP Carey, Inc.	973,361

	OIL & GAS PRODUCERS - 7.5%
21,979	ConocoPhillips	2,493,737
28,435	Exxon Mobil Corporation	4,336,337
9,555	HF Sinclair Corporation	477,846
70,417	Kinder Morgan, Inc.	2,342,774
12,691	Ovintiv, Inc.	642,038
		10,292,732
	REAL ESTATE INVESTMENT TRUSTS - 0.8%
12,436	Crown Castle, Inc.	1,113,519

	RETAIL - CONSUMER STAPLES - 2.7%
28,396	Walmart, Inc.	3,633,268

	RETAIL - DISCRETIONARY - 3.6%
7,169	Ferguson Enterprises, Inc.	1,869,388
7,942	Home Depot, Inc. (The)	3,023,679
		4,893,067

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 2.8%
6,801	Broadcom, Inc.	$ 2,173,261
11,478	QUALCOMM, Inc.	1,634,008
		3,807,269
	SOFTWARE - 1.8%
6,445	Microsoft Corporation	2,531,209

	SPECIALTY FINANCE - 0.5%
14,084	Fidelity National Financial, Inc.	744,762

	SPECIALTY REITS - 1.0%
10,031	Lamar Advertising Company, Class A	1,381,670

	TECHNOLOGY HARDWARE - 2.5%
42,738	Cisco Systems, Inc.	3,395,961

	TECHNOLOGY SERVICES - 2.6%
2,750	Accenture PLC, Class A	573,980
3,311	Automatic Data Processing, Inc.	709,746
3,587	Broadridge Financial Solutions, Inc.	666,716
6,551	International Business Machines Corporation	1,573,615
		3,524,057
	TELECOMMUNICATIONS - 3.1%
67,592	AT&T, Inc.	1,893,252
47,624	Verizon Communications, Inc.	2,387,867
		4,281,119
	TOBACCO & CANNABIS - 3.7%
22,016	Altria Group, Inc.	1,519,985
18,703	Philip Morris International, Inc.	3,494,282
		5,014,267
	TRANSPORTATION & LOGISTICS - 3.0%
40,882	CSX Corporation	1,745,252
26,434	Delta Air Lines, Inc.	1,736,714
4,934	United Parcel Service, Inc., Class B	572,147
		4,054,113

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TRANSPORTATION EQUIPMENT - 1.5%
3,523	Cummins, Inc.	$ 2,056,974

	TOTAL COMMON STOCKS (Cost $93,702,853)	135,904,559

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
869,902	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.55% (Cost $869,902)(a)	869,902

	TOTAL INVESTMENTS - 100.0% (Cost $94,572,755)	$ 136,774,461
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	49,661
	NET ASSETS - 100.0%	$ 136,824,122

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.